FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
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FORM D

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

1338420

SEC MAIL RECEIVED SEP 0 9 2005 WASH. D.C. 185 PROCESSING SECTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Tenant in common interests in DFW East & West office buildings

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☒ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer:

Name of Issuer: (☐ check if this is an amendment and name has changed, and indicate change.)
ARI – DFW East & West, L.P.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
27432 Calle Arroyo, San Juan Capistrano, CA 92675	**949-481-6738**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business: **Acquire and operate an interest in DFW East and DFW West office buildings in Irving and Bedford, Texas, respectively, and offer and sell tenant in common interests in such property.**

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): limited liability company, already formed
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 7 Year 0 5 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada: FN for other foreign jurisdiction) D E

05066207

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et. seq. or 15 U.S.C. 77d(6).
When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by the United States registered or certified mail to that address.
Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington D.C. 20549.
Copies Required: Five (5) Copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.
Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.
Filing Fee: There is no federal filing fee.
State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PROCESSED
SEP 1 2 2005
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
ARI - DFW, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
27432 Calle Arroyo, San Juan Capistrano, CA 92675

Check Box(es) that Apply ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Gee, Richard

Business or Residence Address (Number and Street, City, State, Zip Code)
27432 Calle Arroyo, San Juan Capistrano, CA 92675

Check Box(es) that Apply ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Snodgrass, Timothy E.

Business or Residence Address (Number and Street, City, State, Zip Code)
27432 Calle Arroyo, San Juan Capistrano, CA 92675

Check Box(es) that Apply ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Argus Realty Investors, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
27432 Calle Arroyo, San Juan Capistrano, CA 92675

Check Box(es) that Apply ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 262,500

(Issuer reserves the right to sell fractional tenant in common interests.)

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Bax, David Paul

Business or Residence Address (Number and Street, City, State, Zip Code)
6144 W. Sahara Avenue, Las Vegas, NV 89146

Name of Associated Broker or Dealer
Capital Growth Resources

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]XX	[CO]	[CT]XX	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]XX	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]XX	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]XX	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One Renton Place, 55 S. Renton Village Place, Suite 700, Renton, WA 98055

Name of Associated Broker or Dealer
Pacific West Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]XX	[AZ]XX	[AR]	[CA]XX	[CO]XX	[CT]XX	[DE]	[DC]	[FL]XX	[GA]XX	[HI]XX	[ID]XX
[IL]XX	[IN]XX	[IA]	[KS]XX	[KY]	[LA]	[ME]	[MD]XX	[MA]	[MI]XX	[MN]XX	[MS]XX	[MO]X
[MT]XX	[NE]XX	[NV]XX	[NH]XX	[NJ]XX	[NM]	[NY]	[NC]	[ND]	[OH]XX	[OK]XX	[OR]XX	[PA]
[RI]	[SC]XX	[SD]	[TN]XX	[TX]XX	[UT]XX	[VT]	[VA]XX	[WA]XX	[WV]	[WI]XX	[WY]	[PR]

Full Name (Last name first, if individual)
Lau, John

Business or Residence Address (Number and Street, City, State, Zip Code)
181 2nd Avenue, Suite 600, San Mateo, CA 94401

Name of Associated Broker or Dealer
NEXT Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]XX	[CA]XX	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]XX	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]XX	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]XX	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 262,500

(Issuer reserves the right to sell fractional tenant in common interests.)

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Thompson, Craig

Business or Residence Address (Number and Street, City, State, Zip Code)
5075 Shoreham Place #200, San Diego, CA 92122

Name of Associated Broker or Dealer
Independent Financial Group, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States). .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]XX	[CO]XX	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]XX	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]XX	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]XX	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Tweed, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
2060 Huntington Drive, Suite 1, San Marino, CA 91108

Name of Associated Broker or Dealer
United Securities Alliance, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States). .... ☐ All States

[AL]	[AK]	[AZ]XX	[AR]	[CA]XX	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]XX	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]XX	[MS]	[MO]
[MT]	[NE]	[NV]XX	[NH]	[NJ]XX	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]XX	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]XX	[UT]XX	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Nagle, James

Business or Residence Address (Number and Street, City, State, Zip Code)
24221 Calle De Le Louisa, Laguna Hills, CA 92653

Name of Associated Broker or Dealer
Empire Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States). .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]XX	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 262,500

(Issuer reserves the right to sell fractional tenant in common interests.)

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Daigneault, Joseph

Business or Residence Address (Number and Street, City, State, Zip Code)
338 Elm Street, Suite 201, PO Box 1941, Biddeford, ME 04005

Name of Associated Broker or Dealer
Investors Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]XX	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]XX	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]XX	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify **Tenant in Common Interests**)	$6,250,000	$ 4,632,744
Total	$6,250,000	$ 4,632,744

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero".

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	16	$ 4,632,744
Non-accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales commissions (specify finders' fees separately)	☒	$ 469,000
Other Expenses (identify) **Marketing Allowance, Due Diligence Allowance and other Offering Expenses**	☒	$ 338,000
Total	☒	$ 807,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ 5,443,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C- Question 4.b above.

		Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☒	$ 165,500	$
Purchase of real estate	☒	$	$ 4,996,125
Purchase, rental or leasing and installation of machinery and equipment	☐	$	$
Construction or leasing of plant buildings and facilities	☐	$	$
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$	$
Repayment of indebtedness	☐	$	$
Working capital **(Reserves)**	☒	$	$
Other (specify):			
Loan Fees and Lender's Legal Fees	☒	$	$ 143,500
Carrying Costs and Closing Costs	☒	$	$ 137,875
Column Totals	☒	$ 165,500	$ 5,277,500
Total Payments Listed (column totals added)		☒	$ 5,443,000

D. FEDERAL SIGNATURES

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type) **ARI – DFW East & West, L.P.**	Signature *Richard Gee*	Date *8-11-05*
Name of Signer (Print or Type) **Richard Gee**	Title of Signer (Print or Type) **Chief Executive Officer of ARI - DFW, LLC, its general partner**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule?	Yes ☐	No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
ARI – DFW East & West, L.P.	Richard Gee	8-11-05
Name (Print or Type) **Richard Gee**	Title (Print or Type) **Chief Executive Officer of ARI - DFW, LLC, its general partner**	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX									
1	2		3	4				5	
	Intend to sell to non-accredited investors in State .		Type of security and aggregate offering price offered in State	Type of Investor and amount purchased in State				Disqualification under State ULOE (if yes, attach explanation of waiver granted)	
State	Yes	No	$6,250,000 in Tenant in Common Interests ("Interests")	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL		X	Interests - $6,250,000						X
AK		X	Interests - $6,250,000						X
AZ		X	Interests - $6,250,000	1	350,000				X
AR		X	Interests - $6,250,000						X
CA		X	Interests - $6,250,000	8	2,174,744				X
CO		X	Interests - $6,250,000						X
CT		X	Interests - $6,250,000						X
DE		X	Interests - $6,250,000						X
DC		X	Interests - $6,250,000						X
FL		X	Interests - $6,250,000						X
GA		X	Interests - $6,250,000						X
HI		X	Interests - $6,250,000						X
ID		X	Interests - $6,250,000						X
IL		X	Interests - $6,250,000						X
IN		X	Interests - $6,250,000						X
IA		X	Interests - $6,250,000						X
KS		X	Interests - $6,250,000						X
KY		X	Interests - $6,250,000						X
LA		X	Interests - $6,250,000						X
ME		X	Interests - $6,250,000	1	412,500				X
MD		X	Interests - $6,250,000						X
MA		X	Interests - $6,250,000						X
MI		X	Interests - $6,250,000						X
MN		X	Interests - $6,250,000						X
MS		X	Interests - $6,250,000						X
MO		X	Interests - $6,250,000						X
MT		X	Interests - $6,250,000						X
NE		X	Interests - $6,250,000						X
NV		X	Interests - $6,250,000	1	300,000				X
NH		X	Interests - $6,250,000						X
NJ		X	Interests - $6,250,000						X
NM		X	Interests - $6,250,000						X

APPENDIX									
1	2		3	4				5	
	Intend to sell to non-accredited investors in State .		Type of security and aggregate offering price offered in State	Type of Investor and amount purchased in State				Disqualification under State ULOE (if yes, attach explanation of waiver granted)	
State	Yes	No	$6,250,000 in Tenant in Common Interests ("Interests")	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
NY									X
NC		X	Interests - $6,250,000						X
ND		X	Interests - $6,250,000						X
OH		X	Interests - $6,250,000						X
OK		X	Interests - $6,250,000						X
OR		X	Interests - $6,250,000	2	601,000				X
PA		X	Interests - $6,250,000						X
RI		X	Interests - $6,250,000						X
SC		X	Interests - $6,250,000						X
SD		X	Interests - $6,250,000						X
TN		X	Interests - $6,250,000						X
TX		X	Interests - $6,250,000						X
UT		X	Interests - $6,250,000						X
VT		X	Interests - $6,250,000						X
VA		X	Interests - $6,250,000						X
WA		X	Interests - $6,250,000	3	794,500				X
WV		X	Interests - $6,250,000						X
WI		X	Interests - $6,250,000						X
WY		X	Interests - $6,250,000						
PR									

#688328 v2 024427.03082

Form U-2 Uniform Consent to Service of Process

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned **ARI – DFW East & West, L.P.**, a limited partnership organized under the laws of DELAWARE for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Richard Gee
Argus Realty Investors, L.P.
27432 Calle Arroyo
San Juan Capistrano, CA 92675

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each State as its attorney in that State for receipt of service of process:

_X_ ALABAMA	Secretary of State	_X_ DELAWARE	Securities Commissioner
_X_ ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	_X_ DISTRICT OF COLUMBIA	Public Service Commission
		_X_ FLORIDA	Department of Banking and Finance
*** ARIZONA	Arizona does not require filing a Consent to Service of Process	_X_ GEORGIA	Commissioner of Securities
		___ GUAM	Administrator, Department of Finance
_X_ ARKANSAS	The Securities Commissioner	_X_ HAWAII	Commissioner of Securities
_X_ CALIFORNIA	Commissioner of Corporations	_X_ IDAHO	Director, Department of Finance
*** COLORADO	Colorado does not require filing a Consent to Service of Process	*** ILLINOIS	Illinois does not require filing a Consent to Service of Process
_X_ CONNECTICUT	Banking Commissioner	_X_ INDIANA	Secretary of State

_X_ IOWA	Commissioner of Insurance
*** KANSAS	Kansas does not require filing a Consent to Service of Process
_X_ KENTUCKY	Director, Division of Securities
_X_ LOUISIANA	Commission of Securities
_X_ MAINE	Administrator, Securities Division
_X_ MARYLAND	Commissioner of the Division of Securities
_X_ MASSACHUSETTS	Secretary of State
_X_ MICHIGAN	Administrator, Corporation and Securities Bureau, Department of Commerce
_X_ MINNESOTA	Commissioner of Commerce
_X_ MISSISSIPPI	Secretary of State
_X_ MISSOURI	Commissioner of Securities
_X_ MONTANA	State Auditor and Commissioner of Insurance
_X_ NEBRASKA	Director of Banking and Finance
_X_ NEVADA	Secretary of State
_X_ NEW HAMPSHIRE	Secretary of State
_X_ NEW JERSEY	Chief, Securities Bureau
_X_ NEW MEXICO	Director, Securities Division
__ NEW YORK	Secretary of State
_X_ NORTH CAROLINA	Secretary of State

_X_ NORTH DAKOTA	Securities Commissioner
_X_ OHIO	Secretary of State
*** OREGON	Oregon does not require filing a Consent to Service of Process
_X_ OKLAHOMA	Securities Administrator
*** PENNSYLVANIA	Pennsylvania does not require filing a Consent to Service of Process
__ PUERTO RICO	Commissioner of Financial Institutions
_X_ RHODE ISLAND	Director of Business Regulation
_X_ SOUTH CAROLINA	Office of Attorney General
_X_ SOUTH DAKOTA	Director of the Division of Securities
_X_ TENNESSEE	Commissioner of Commerce and Insurance
_X_ TEXAS	Securities Commissioner
_X_ UTAH	Director, Division of Securities
_X_ VERMONT	Commissioner of Banking, Insurance, Securities and Health Care Administration
_X_ VIRGINIA	Clerk, State Corporation Commission
_X_ WASHINGTON	Director Department of Financial Institutions
_X_ WEST VIRGINIA	Commissioner of Securities
*** WISCONSIN	Wisconsin does not require filing of a Consent to Service of Process
_X_ WYOMING	Secretary of State

Dated this 11 day of August, 2005

By: ARI - DFW East & West, L.P.,
a Delaware limited partnership

By: ARI - DFW, LLC,
a Delaware limited liability company,
its general partner

By: Richard Gee
Richard Gee, Chief Executive Officer

ACKNOWLEDGMENT

State of California)
) ss.
County of Orange)

On this 11 day of August, 2005, Richard Gee, personally known by me to be the person whose name is subscribed within this instrument and acknowledged to me that he executed the same in his authorized capacity, and that by his signature on the instrument the person, or the entity upon behalf of which the person acted, executed the instrument.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

(SEAL) LINDA ANDERSON
Commission # 1591987
Notary Public - California
ORANGE COUNTY
My Comm. Expires June 27, 2009

Linda Anderson
Notary Public/Commissioner of Oath

My Commission Expires 6-27-09

#688407 v1 024427.03082